Significant and Critical Accounting Policies and Practices (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Vnue Inc. (formerly TGRI)
Entity Incorporation, Date of Incorporation	Apr. 04, 2006	Oct. 16, 2014
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Vnue Inc. (Vnue Washington)
Entity Incorporation, Date of Incorporation	Oct. 16, 2014
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Vnue LLC [Member]
Entity Incorporation, Date of Incorporation	Aug. 01, 2013	Aug. 01, 2013
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Vnue Technology Inc [Member]
Entity Incorporation, Date of Incorporation	Oct. 16, 2014	Oct. 16, 2014
Noncontrolling Interest, Ownership Percentage by Parent	90.00%	90.00%
Vnue Media Inc [Member]
Entity Incorporation, Date of Incorporation	Oct. 16, 2014	Oct. 16, 2014
Noncontrolling Interest, Ownership Percentage by Parent	89.00%	89.00%